Inventories	12 Months Ended
Dec. 31, 2024
Disclosure of inventories [abstract]
Inventories	INVENTORIES
As of December 31, 2024 and 2023, inventories were as follows:

	2024		2023
Refined and petrochemicals products	Ps.	43,950,469	Ps.	51,455,826
Products in transit	18,984,729		25,510,618
Crude oil	18,645,592		28,428,427
Materials and products in stock	6,320,011		5,870,013
Materials in transit	555,522		610,928
Gas and condensate products	113,666		160,180
	Ps.	88,569,989	Ps.	112,035,992
Ps. 678,994,139, Ps. 765,038,494 and Ps. 1,115,363,647 of PEMEX’s inventories were recognized as cost of sales as of December 31, 2024, 2023 and 2022, respectively.